Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements:

There are no recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim condensed consolidated financial statements in the current period.